LIQUIDITY AND CAPITAL RESOURCES	12 Months Ended
Dec. 31, 2022
Liquidity And Capital Resources
LIQUIDITY AND CAPITAL RESOURCES

NOTE 3 – LIQUIDITY AND CAPITAL RESOURCES

As reflected in the Company’s consolidated financial statements, the Company has incurred a net loss of $3,122,592, $6,083,379 and $6,951,698 for the years ended December 31, 2022, 2021 and 2020, respectively. During the years ended December 31, 2022, 2021 and 2020, the Company had a negative cash flow from operating activities of $3,208,138, $3,548,656 and $5,186,048, respectively. As of December 31, 2022 and 2021, the Company had accumulated deficits of $36,940,753 and $33,818,161, respectively. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

As of December 31, 2022, the Company had total cash of $5,895,565 and a working capital of $6,651,052. The Company has financed the operations primarily through cash flow from operations, loans from banks, and proceeds from equity instrument financing, where necessary. During the year ended December 31, 2022, the Company received an aggregated of $8,589,000 from issuance of convertible notes and warrants to L1 Capital Global Opportunities Master Fund (“L1 Capital”), and $1,950,000 of proceeds from exercises of warrants by L1 Capital (see note 9 for details). On July 22, 2022, the Company entered into an At The Market Offering Agreement (the “ATM Agreement”) with H.C. Wainwright & Co., LLC (the “Sales Agent”), acting as its sales agent, pursuant to which the Company may offer and sell, from time to time, to or through the Sales Agent, ordinary shares having an aggregate gross offering price of up to $20,000,000 (see note 15 for details). During the year ended December 31, 2022, the Company received net proceeds of $4,366,642 through issuance of ordinary shares by ATM offering.

As of the date of this filing, the Company had approximately $4.8 million of cash, which is placed with financial institutions and is unrestricted as to withdrawal or use. The Company intends to meet the cash requirements for the next 12 months from the issuance date of the Company’s audited consolidated financial statements. Management’s plan for mitigating the conditions of substantial doubt about the Company’s ability to continue as a going concern includes a combination of improving operational efficiency, debt financing and financial support from the Chief Executive Officer and Chairman of the Board of the Company. The Company will collect the receivables more closely and review the payment schedule in a planned manner, especially for seismic and G&G study. The Company will focus on the completion and full interpretation of seismic operations that will take approximately 12 months, and after which the Company will plan to re-start the continuous new well drilling campaign at Kruh Block. There will be no new well drilling activity for the next 12 months till May 2024. The Company currently does not have any outstanding short-term or long-term bank borrowings balance. Management expects that it will be able to obtain new bank loans based on past experience and the Company’s good credit history. In addition, Mr. Wirawan Jusuf, the Chief Executive Officer and Chairman of the Board of the Company, has agreed to provide $2 million of financial support in the form of debt to the Company to enable the Company to meet its obligations and commitments as they become due for at least next 12 months.

The Company believes that the current cash and anticipated cash flows from operating and financing activities will be sufficient to meet its anticipated working capital requirements and commitments for at least the next 12 months after the issuance of the Company’s accompanying audited consolidated financial statements. Management believes that it is probable that the above plans can be effectively implemented, and it is probable that such plans will mitigate the conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern. The Company has prepared the consolidated financial statements on a going concern basis. If the Company encounters unforeseen circumstances that place constraints on its capital resources, management will be required to take various measures to conserve liquidity. Management cannot provide any assurance that the Company will raise additional capital if needed.